Summary of Significant Accounting Policies and Estimates - Schedule of Disaggregation of Revenues (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 754,000	$ 5,226,000	$ 3,148,000	$ 10,058,000	$ 19,806,000	$ 23,335,000
Percentage of Total Revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Change in revenue	$ (4,472,000)		$ (6,910,000)			$ (3,529,000)
Change in revenue percentage						(15.10%)
Buffalo Wild Wings [Member]
Total revenue					$ 6,820,000	$ 10,180,000
Percentage of Total Revenue					34.00%	44.00%
Subscription Revenue [Member]
Total revenue	$ 727,000	$ 3,800,000	$ 2,726,000	$ 7,633,000	$ 14,278,000	$ 16,031,000
Percentage of Total Revenue	96.40%	73.00%	87.00%	76.00%	72.10%	68.70%
Change in revenue	$ (3,073,000)		$ (4,907,000)			$ (1,753,000)
Change in revenue percentage						(10.90%)
Hardware Revenue [Member]
Total revenue	$ 26,000	$ 595,000	$ 42,000	$ 800,000	$ 2,350,000	$ 3,589,000
Percentage of Total Revenue	3.40%	11.00%	1.00%	8.00%	11.90%	15.40%
Change in revenue	$ (569,000)		$ (758,000)			$ (1,239,000)
Change in revenue percentage						(34.50%)
Other Revenue [Member]
Total revenue	$ 1,000	$ 831,000	$ 380,000	$ 1,625,000	$ 3,178,000	$ 3,715,000
Percentage of Total Revenue	0.10%	16.00%	12.00%	16.00%	16.00%	15.90%
Change in revenue	$ (830,000)		$ (1,245,000)			$ (537,000)
Change in revenue percentage						(14.50%)